Information about Nonaccrual and Past Due Financing Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	¥ 17,362	¥ 31,819
90 Days or More Past-Due Financing Receivables	58,892	69,801
Total Past Due Financing Receivables	76,254	101,620
Total Financing Receivables	3,636,603	3,342,020
Non-Accrual	68,895	82,727
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,229	4,477
90 Days or More Past-Due Financing Receivables	9,825	10,542
Total Past Due Financing Receivables	13,054	15,019
Total Financing Receivables	1,330,353	1,236,414
Non-Accrual	9,825	10,542
Consumer Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,672	3,157
90 Days or More Past-Due Financing Receivables	6,503	8,009
Total Past Due Financing Receivables	8,175	11,166
Total Financing Receivables	1,059,786	979,797
Non-Accrual	6,503	8,009
Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	704	731
90 Days or More Past-Due Financing Receivables	1,202	1,204
Total Past Due Financing Receivables	1,906	1,935
Total Financing Receivables	243,225	228,868
Non-Accrual	1,202	1,204
Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	853	589
90 Days or More Past-Due Financing Receivables	2,120	1,329
Total Past Due Financing Receivables	2,973	1,918
Total Financing Receivables	27,342	27,749
Non-Accrual	2,120	1,329
Corporate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	7,991	20,977
90 Days or More Past-Due Financing Receivables	33,694	45,372
Total Past Due Financing Receivables	41,685	66,349
Total Financing Receivables	1,089,796	1,011,533
Non-Accrual	43,697	58,298
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	0	1,364
90 Days or More Past-Due Financing Receivables	4,975	5,418
Total Past Due Financing Receivables	4,975	6,782
Total Financing Receivables	41,535	72,625
Non-Accrual	4,975	5,418
Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	6,639	17,470
90 Days or More Past-Due Financing Receivables	9,846	3,687
Total Past Due Financing Receivables	16,485	21,157
Total Financing Receivables	83,233	101,579
Non-Accrual	14,716	14,432
Real estate companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	37	149
90 Days or More Past-Due Financing Receivables	8,366	13,005
Total Past Due Financing Receivables	8,403	13,154
Total Financing Receivables	256,600	245,965
Non-Accrual	8,730	13,005
Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	0	1,195
90 Days or More Past-Due Financing Receivables	571	1,297
Total Past Due Financing Receivables	571	2,492
Total Financing Receivables	106,173	106,884
Non-Accrual	571	1,297
Other - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,315	799
90 Days or More Past-Due Financing Receivables	9,936	21,965
Total Past Due Financing Receivables	11,251	22,764
Total Financing Receivables	602,255	484,480
Non-Accrual	14,705	24,146
Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	6,142	6,365
90 Days or More Past-Due Financing Receivables	15,373	13,887
Total Past Due Financing Receivables	21,515	20,252
Total Financing Receivables	1,216,454	1,094,073
Non-Accrual	15,373	13,887
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,877	1,563
90 Days or More Past-Due Financing Receivables	10,293	9,560
Total Past Due Financing Receivables	12,170	11,123
Total Financing Receivables	829,885	761,437
Non-Accrual	10,293	9,560
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,265	4,802
90 Days or More Past-Due Financing Receivables	5,080	4,327
Total Past Due Financing Receivables	9,345	9,129
Total Financing Receivables	386,569	332,636
Non-Accrual	¥ 5,080	¥ 4,327